Goodwill - Summary of Total Group Goodwill per Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of information for cash-generating units [Line Items]
Total group goodwill per segment	$ 1,234.0	$ 1,223.3	$ 1,228.7	$ 2,041.7
CGU Multi-Client [member]
Disclosure of information for cash-generating units [Line Items]
Total group goodwill per segment	284.0	284.0	284.0
CGUs in Subsurface Imaging and Reservoir [member]
Disclosure of information for cash-generating units [Line Items]
Total group goodwill per segment	771.0	770.0	770.0
Geology Geophysics and Reservoir [Member]
Disclosure of information for cash-generating units [Line Items]
Total group goodwill per segment	1,055.0	1,054.0	1,054.0
Equipment 1 [member]
Disclosure of information for cash-generating units [Line Items]
Total group goodwill per segment	$ 179.0	$ 169.0	$ 175.0